Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net consisted of the following:

	As of December 31,
	2023	2024
	(in US$ thousands)
Cost:
Network equipment	$27,298	$28,810
Leasehold improvements	4,408	4,994
Electronic equipment	3,026	2,783
Furniture, computers and office equipment	1,041	1,027
Self-developed software	863	851
Total cost	36,636	38,465
Less: accumulated depreciation	(31,366)	(33,827)
Capitalized internal-use software development costs	42	42
Construction in progress	17,396	44,486
Property and equipment, net	$22,708	$49,166